LONG-TERM BANK LOANS (Details 1) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Debt Instrument [Line Items]
2015	$ 8,517,268
2016	14,148,589
2017	376,085
2018	361,788
2019	32,818
2020 and onwards	58,977
Loans Payable to Bank	$ 23,495,525	$ 27,775,813